Note 18 - Asset Acquisitions - Assets Acquired and Liabilities Assumed in New Caste Country Club Acquisition (Details) - New Castle Country Club [Member] $ in Thousands	May 13, 2019 USD ($)
Building and land	$ 854
Operating lease right-of-use assets	126
Prepaid real estate taxes	23
Total assets acquired:	1,003
Commercial mortgage	653
Demand line of credit	134
Obligations under operating leases	126
Total liabilities assumed	913
Total consideration	$ 90